ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	FIXED INCOME - 99.7%
492,572	Invesco Fundamental High Yield Corporate Bond ETF	$ 8,969,736
64,220	iShares 7-10 Year Treasury Bond ETF	6,070,075
73,071	iShares iBoxx $ Investment Grade Corporate Bond	7,964,008
80,614	iShares MBS ETF	7,484,204
476,148	iShares U.S. Treasury Bond ETF	10,865,697
31,323	SPDR Bloomberg High Yield Bond ETF	3,016,405
		44,370,125

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,048,172)	44,370,125

	TOTAL INVESTMENTS - 99.7% (Cost $46,048,172)	$ 44,370,125
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	139,859
	NET ASSETS - 100.0%	$ 44,509,984

ETF	- Exchange-Traded Fund
MBS	- Mortgage-Backed Securities
SPDR	- Standard & Poor's Depositary Receipt